STOCKHOLDERS’ EQUITY - Narrative (Details) - Q1 - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Feb. 01, 2024	Apr. 21, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	May 08, 2023	Jul. 31, 2022	Dec. 31, 2019	Nov. 30, 2018
Class of Stock [Line Items]
Proceeds from issuance of common stock in pre-closing financing		$ 11,704	$ 5,500	$ 0	$ 12,250	$ 0
Offering expenses		$ 546
Number of shares called by warrants (in shares)								12	189	277
Warrant exercise price (in usd per share)								$ 0.01	$ 0.01	$ 0.01
Prefunded Warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share)	$ 0.0013
Number of shares called by each warrant	1
Series B-1 common warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share)	$ 14.30
Number of shares called by each warrant	1
Warrants and rights outstanding, term	5 years
Series B-2 common warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share)	$ 14.30
Number of shares called by each warrant	1
Warrants and rights outstanding, term	18 months
Series A-1 Warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share)	$ 0.0001
Public Offering
Class of Stock [Line Items]
Offering expenses	$ 1,110
Sale of stock (in shares)	25,419
Net proceeds from sale of stock	$ 4,389
Number of securities issued (in shares)	1
Sale of stock, price per share (in usd per share)	$ 14.30
Public Offering | Prefunded Warrants
Class of Stock [Line Items]
Number of warrant shares (in shares)	359,196
Number of shares called by warrants (in shares)	359,196
Number of securities issued (in shares)	1
Public Offering | Series B-1 common warrants
Class of Stock [Line Items]
Number of warrant shares (in shares)	384,615
Number of shares called by warrants (in shares)	384,615
Number of securities issued (in shares)	1
Public Offering | Series B-2 common warrants
Class of Stock [Line Items]
Number of warrant shares (in shares)	384,615
Number of shares called by warrants (in shares)	384,615
Number of securities issued (in shares)	1
Common Stock
Class of Stock [Line Items]
Conversion of stock (in shares)		2,789
Additional shares converted into common stock (in shares)		11,157
Additional Paid-in Capital
Class of Stock [Line Items]
Warrants, equity impact	$ 4,279
Investor
Class of Stock [Line Items]
Investment in cash		$ 12,250	12,250
Proceeds from issuance of common stock in pre-closing financing			11,704
Offering expenses			$ 546
Investor | Series A-1 Warrants
Class of Stock [Line Items]
Number of shares called by warrants (in shares)							13,947
Warrant exercise price (in usd per share)							$ 1,229.41
Warrants and rights outstanding, term							60 months